Provisions for employee benefits - Effects of a possible change in the main actuarial assumptions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Other benefit plans | Actuarial assumption of discount rates
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in other benefit obligation due to reasonably possible increase in actuarial assumption	€ (3)	€ (4)
Increase (decrease) in other benefit obligation due to reasonably possible decrease in actuarial assumption	3	1
Other benefit plans | Actuarial assumption of expected rates of inflation
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in other benefit obligation due to reasonably possible increase in actuarial assumption	1	1
Italian defined benefit plans | Actuarial assumption of discount rates
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(6)	(9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	7	9
Italian defined benefit plans | Actuarial assumption of expected rates of inflation
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	4	6
Foreign defined benefit plan | Actuarial assumption of discount rates
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(33)	(49)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	34	55
Foreign defined benefit plan | Actuarial assumption of expected rates of inflation
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	19	34
Foreign defined benefit plan | Actuarial assumption of expected rates of salary increases
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	10	11
Foreign defined benefit plan | Actuarial assumption of expected rates of pension increases
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	13	28
FISDE and other foreign medical plans | Actuarial assumption of discount rates
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(6)	(10)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	7	11
FISDE and other foreign medical plans | Actuarial assumption of medical cost trend rates
Disclosure Of Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 6	€ 10